Investment Objectives and Goals	Mar. 31, 2024
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Institutional Preferred Government Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Hamilton Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Institutional Shares Prospectus | Dreyfus Institutional Preferred Government Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Institutional Preferred Government Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Institutional Shares Prospectus | Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary Dreyfus Institutional Preferred Treasury Securities Money Market Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.